Note 8 - Debt - Summary of Convertible Note Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 26, 2025	Dec. 31, 2024
Less: unamortized debt discount	$ 0		$ (78)
Subtotal	5,448		14,828
Less: Current portion	(5,448)		(14,828)
Debt, net of current portion	0		0
Interest Payable	0		725
The 2023 Convertible Notes [Member]
Long-Term Debt, Gross	0		4,160
Interest Payable	0		375
The 2024 Convertible Note [Member]
Long-Term Debt, Gross	0		10,746
The 2025 Senior Secured Note [Member]
Long-Term Debt, Gross	$ 5,448	$ 5,400	$ 0